INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of provision for income tax
	December 31,	December 31,
	2020	2019

Income tax benefit attributable to:
Net loss	$(29,982,222)	$(1,249,032)
Permanent differences	1,830,697	313,778
Valuation allowance	28,151,525	935,254
Net provision for income tax	$-	$-

Schedule of deferred tax asset
	December 31,	December 31,
	2020	2019

Deferred tax asset attributable to:
Net operating loss carry forward	$2,163,000	$1,832,000
Valuation allowance	(2,163,000)	(1,832,000)
Net deferred tax asset	$-	$-
	December 31,	December 31,
	2020	2019

Deferred tax asset attributable to:
Net operating loss carry forward	$667,000	$482,000
Valuation allowance	(667,000)	(482,000)
Net deferred tax asset	$-	$-